Other Non-Current Receivables (Tables)	9 Months Ended
Mar. 31, 2023
Other Non-Current Receivables [Abstract]
Schedule of other non-current receivables
	As of March 31, 2023	As of June 30, 2022
Receivables with shareholders	8,070,000	-
Total Other Non-Current receivables	$8,070,000	$-